General information (Details)	Jun. 30, 2025 employee facility
Disclosure of transactions between related parties [line items]
Number of production facilities operated | facility	23
Number of employees | employee	6,300
Ardagh Group [member] | Ordinary shares
Disclosure of transactions between related parties [line items]
Percentage Of Shares Held	76.00%
Ardagh Group [member] | Preference shares [member]
Disclosure of transactions between related parties [line items]
Percentage Of Shares Held	100.00%